Long-term Deposits	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS [Abstract]
Long-term deposits
4.	LONG-TERM DEPOSITS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies to obtain blank air tickets for sales to customers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.

Components of long-term deposit as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Deposits paid to airline suppliers	130,547,730	124,565,156
Deposit paid to lessor	15,399,710	17,172,324
Deposit paid to travel bureau	60,000	110,000
Others	9,849,182	13,513,012

Total	155,856,622	155,360,492